GENERAL AND ADMINSTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

		Years ended December 31,
	Notes	2019	2018
Salaries		$21.6	$23.1
Director fees and expenses		1.1	0.9
Professional and consulting fees		5.3	5.6
Other administration costs		4.5	4.7
Share-based compensation		8.2	7.4
(Gain) on cash flow hedge	22(c)	(0.2)	(0.4)
Depreciation expense		1.5	0.8
		$42.0	$42.1